Commitments and Contingencies - Additional Information (Detail)	12 Months Ended			1 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Jul. 31, 2012 Settlement of Litigation USD ($)	Mar. 31, 2012 Off-balance Sheet instruments JPY (¥)	Mar. 31, 2011 Off-balance Sheet instruments JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Carrying amount of guarantees and similar obligations	¥ 17,000,000,000	¥ 15,000,000,000
Allowance for losses on off-balance-sheet instruments					112,000,000,000	112,000,000,000
Total rental expense	101,003,000,000	102,455,000,000	106,177,000,000
Sale Leaseback transactions accounted as an operating leases, minimum lease back periods	5 years
Sale Leaseback transactions accounted as an operating leases, maximum lease back periods	10 years
Sale Leaseback transactions accounted as an operating leases, total lease payment for the whole period in the original contracts	214,690,000,000
Sale Leaseback transactions accounted as an operating leases, total lease payment for the whole period in the current contracts	215,210,000,000
Sale Leaseback transactions accounted as an operating leases, future minimum lease payments	29,879,000,000	39,421,000,000	54,735,000,000
Payment in penalties, disgorgement and prejudgment interest for litigation settlement				$ 127,500,000